STOCKHOLDERS’ DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 8 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company authorized 10,000,000 shares of par value $0.0001 preferred stock, of which 1,215 and none shares are issued and outstanding at June 30, 2023 and December 31, 2022, respectively.

During fiscal 2023, holders of 6,105,528 shares of common stock elected to exchange these shares for an aggregate of 1,215 shares of Series A Convertible Preferred Stock. Each Series A Convertible Preferred Share converts into one thousand (1,000) shares of the Company’s common stock, subject to antidilution adjustments for any stock splits and recapitalizations, and for issuances of additional shares at an issue price of less than the conversion ratio in the Warrant Exchange Agreement.

Rights and Privileges - The holders of Series A preferred stock have various rights and preferences as follows:

Rights - The holders of the Series A preferred stock have the same rights as the Common Stock, on an “as-if” converted basis, with respect to any dividends, distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily.

Voting Rights - Shares of Series A preferred stock have no voting rights except on matters adversely affecting the rights of the holders of the Preferred Stock.

Rank - With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Corporation, whether voluntary or involuntary, the Series A Preferred Stock shall rank equal to the Common Stock on an as converted basis.

Conversion Rights - The holders of the preferred stock have certain conversion rights of such preferred stock into shares of common stock of the Company. Each share of preferred stock is convertible at the option of the holder at any time into the number of shares of common stock at the quotient of the stated value divided by the conversion price, subject to customary adjustments to protect against dilution.

Redemption Rights – The Series A preferred stock is not subject to any redemption rights.

Common Stock

The Company has authorized 1,000,000,000 shares of par value $0.0001 common stock, of which 44,231,402 and 38,263,813 shares are outstanding as of June 30, 2023 and December 31, 2022, respectively.

During the six months ended June 30, 2023, a total of 21,660,227 warrants were exchanged for 10,830,117 shares of the Company’s common stock.

On June 2, 2023, a third party investor elected to convert the aggregate principal amount of a Note of $198,000, into 1,243,000 common shares.

Restricted Stock Units

Effective October 10, 2022, the Company’s Board of Directors appointed Ms. Richa Nand, Mr. Jim Dorst, and Mr. Chris Wetzel as non-executive members to the Company’s Board of Directors (“Director”). Effective January 1, 2023, each Director shall receive an annual grant of restricted stock units of $50,000. During the three and six months ended June 30, 2023, the Company recorded stock based compensation totaling $37,500 and $75,000, respectively, in the consolidated Statements of Operations (see Note 12).

Warrants

In accordance with ASC 718-20, Compensation – Stock Compensation, a modification of a stock award is treated as an exchange of the original award for a new award incurring additional compensation cost for any incremental value resulting from the modification. Incremental compensation cost shall be measured as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified and recognized over the vesting period. A short-term inducement shall be accounted for as a modification of the terms of only those that accept the inducement.

In March 2023, the Company offered a short-term inducement to the Company’s warrant holders in which the Company will issue one share of the Company’s common stock in exchange for each two warrants returned to the Company to be cancelled. All other terms of the original grants remain the same. A total of 21,660,227 warrants were exchanged for 10,830,117 shares of the Company’s common stock through June 30, 2023. The Company recognized $224,362 as modification of warrants in the three and six months ended June 30, 2023 as a result of the modification.

On October 22, 2021, the Company and Osher amended convertible debt agreements for the maturity date from October 20, 2021 to October 20, 2022. In exchange for the extension of the Note, the Company issued Osher 450,000 warrants to purchase an aggregate of 450,000 shares of the Company’s common stock, valued at $197,501 (based on the Black Scholes valuation model on the date of grant) (see Note 6). The warrants are exercisable for a period of five years at $1.00 per share in whole or in part, as either a cash exercise or as a cashless exercise, and fully vest at grant date. The Company accreted the value of the warrants ratably through October 20, 2022. The Company recorded $0 and $0, and $49,240 and $97,939 for the three and six months ended June 30, 2023 and 2022, respectively, and is classified in other expenses in the consolidated Statements of Operations. See Note 6 for further warrant discussions.

NOTE 7 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company authorized 10,000,000 shares of par value $0.0001 preferred stock, of which none are issued and outstanding at December 31, 2022 and 2021, respectively.

Common Stock

The Company has authorized 1,000,000,000 shares of par value $0.0001 common stock, of which 38,263,813 and 37,295,813 shares are outstanding as of December 31, 2022 and 2021, respectively.

Warrants

On October 22, 2021, the Company and Osher amended convertible debt agreements for the maturity date from October 20, 2021 to October 20, 2022. In exchange for the extension of the Note, the Company issued Osher 450,000 warrants to purchase an aggregate of 450,000 shares of the Company’s common stock, valued at $197,501 (based on the Black Scholes valuation model on the date of grant) (see Note 6). The warrants are exercisable for a period of five years at $1.00 per share in whole or in part, as either a cash exercise or as a cashless exercise, and fully vest at grant date. The Company accreted the value of the warrants rateably through October 20, 2022. The Company recorded $147,720 and $40,041 for the years ended December 31, 2022 and 2021, respectively, and is classified in other expenses in the consolidated Statements of Operations. See Notes 6 for further warrant discussions.